Long-term Debt - Narrative (Details)				4 Months Ended	12 Months Ended
	Dec. 30, 2021 USD ($)	Sep. 14, 2021 USD ($) Day $ / shares	Sep. 09, 2021 USD ($) $ / shares	Apr. 04, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Event of default, default interest rate, maximum		1.00%
Amortization of debt issuance costs				$ 500,000
Cost of capped call transactions					$ 90,150,000
Write off of deferred finance costs					2,300,000
Debt prepayment cost					2,000,000.0
Amortization of deferred financing costs					4,061,000	$ 1,515,000	$ 1,365,000
Call option
Debt Instrument [Line Items]
Initial cap price (in dollars per share) | $ / shares			$ 47.94
Premium over sales price			100.00%
Cost of capped call transactions			$ 90,200,000
1.25% Convertible Senior Notes Due 2026 | Convertible debt
Debt Instrument [Line Items]
Long-term debt					$ 729,914,000
Face amount		$ 750,000,000
Stated interest rate		1.25%			1.25%
Accordion feature, settlement period		13 days
Accordion feature, increase limit		$ 100,000,000
Conversion price (in dollars per share) | $ / shares		$ 31.76
Convertible, threshold percentage of stock price trigger		130.00%
Convertible, threshold trading days | Day		20
Convertible, threshold consecutive trading days | Day		30
Convertible, minimum aggregate principal outstanding		$ 100,000,000.0
Event of default, cure period, interest payments		30 days
Event of default, cure period		60 days
Event of default, indebtedness threshold amount		$ 45,000,000
Event of default, minimum percent of aggregate outstanding principal due		25.00%
Event of default, default interest rate period		180 days
Debt issuance costs		$ 21,300,000
Amortization of debt issuance costs					$ 1,300,000	$ 0
Debt term					4 years 9 months 18 days
1.25% Convertible Senior Notes Due 2026 | Convertible debt | Level 2
Debt Instrument [Line Items]
Convertible Debt, Fair Value Disclosures					$ 794,325,000
Credit Agreement Due 2026 | Line of credit | Revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000
Line of credit, accordion feature	$ 50,000,000
Long-term debt					$ 0
Leverage ratio, maximum	3.00
Fixed charge coverage ratio, minimum	1.15
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Minimum
Debt Instrument [Line Items]
Unused commitment fee percentage	0.25%
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Minimum | LIBOR | Variable rate one
Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Minimum | Base rate | Variable rate two
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Maximum
Debt Instrument [Line Items]
Unused commitment fee percentage	0.35%
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Maximum | LIBOR | Variable rate one
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Credit Agreement Due 2026 | Line of credit | Revolving credit facility | Maximum | Base rate | Variable rate two
Debt Instrument [Line Items]
Basis spread on variable rate	1.50%